PROVISION FOR INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Restructuring Cost and Reserve [Line Items]
Net operating loss carry forward	$ 2,777,151
Operating loss carry forward expiration, description	expiring through 2037.
Increased in valuation allowance	$ 196,804
Penalties or interest expensed	0	$ 0
Penalties or interest accrued	0	0
Deferred tax assets	774,306	577,502
India Based Entity [Member]
Restructuring Cost and Reserve [Line Items]
Deferred tax assets	$ 148,043	$ 110,150